As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31796

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

  Pre-Effective Amendment No. / 1 /       Post-Effective Amendment No. /____/

                               VALUE EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                              Boston, MA 02110-4103

               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103

                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
Two International Place                     Ten Post Office Square - South
Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
             of Scudder Select 500 Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                  PART C. OTHER INFORMATION

Item 15.          Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A)     by the court or other body approving
                           the settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as  opposed to a full  trial-type  inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As  used  in  this  Section  4.3,  a   "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.        Exhibits.

(1)       (a)(1)    Amended and  Restated  Declaration  of Trust dated March 17,
                    1988. Incorporated by reference to Post-Effective  Amendment
                    No. 25 to the  Registrant's  Registration  Statement on Form
                    N-1A, as amended (the "Registration Statement").

          (a)(2) Establishment and Designation of Series dated December 15, 1986. (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (a)(3) Amended Establishment and Designation of Series dated May 4, 1987. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (a)(4)    Certificate   of   Amendment   dated   December   13,  1990.
                    (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (a)(5) Establishment and Designation of Series dated October 6, 1992. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (a)(6) Redesignation of Series by the Registrant on behalf of Scudder Capital Growth Fund, dated December 2, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (a)(7) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 Par Value, Kemper A, B & C Shares, and Scudder Shares. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

          (a)(8) Redesignation of Series, Scudder Value Fund to Value Fund. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

(2)       (b)(1)    By-Laws as of October 16, 1985.  (Incorporated  by reference to Exhibit 2(a) to  Post-Effective  Amendment  No. 25 to the
                    Registration Statement.)

          (b)(2) Amendment to the By-Laws of Registrant as amended through December 9, 1985. (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (b)(3) Amendment to the Registrant's By-Laws dated December 12, 1991. (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (b)(4) Amendment to the Registrant's By-Laws dated September 17, 1992. (Incorporated by reference to the Exhibit 2(d) to Post-Effective Amendment No. 25 to the Registration Statement.)

(3)                 Inapplicable.

(4)                 Agreement  and Plan of  Reorganization  is  incorporated  by reference  to  Exhibit  A  to  Part  A of  the  Registrant's
                    Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(5)                 Inapplicable.

(6)       (d)(1)    Investment  Management Agreement between the Registrant,  on behalf of Scudder  Large  Company  Value  Fund,  and Scudder
                    Kemper   Investments,   Inc.   dated   September   7,  1998.
                    (Incorporated by reference to  Post-Effective  Amendment No.
                    30 to the Registration Statement.)

          (d)(2) Investment Management Agreement between the Registrant, on behalf of Value Fund, and Scudder Kemper Investment, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

          (d)(3) Investment Management Agreement between the Registrant on behalf of Scudder Select 500 Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

          (d)(4) Investment Management Agreement between the Registrant on behalf of Scudder Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

(7)       (e)(1)    Underwriting and Distribution Services Agreement between the
                    Registrant,   on   behalf   of  Value   Fund,   and   Kemper
                    Distributors, Inc. dated September 7, 1998. (Incorporated by
                    reference  to   Post-Effective   Amendment  No.  30  to  the
                    Registration Statement.)

          (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

          (e)(3) Amendment dated September 30, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc.

                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

          (e)(4) Form of Amendment dated December 7, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc.

                    Filed herein.

(8)                 Inapplicable.

(9)       (g)(1)    Custodian  Agreement between the Registrant and State Street
                    Bank and Trust Company  ("State  Street Bank") dated October
                    1, 1982.  (Incorporated  by reference to Exhibit  8(a)(1) to
                    Post-Effective   Amendment   No.  25  to  the   Registration
                    Statement.)

          (g)(1)(a) Fee schedule for Exhibit (g)(1). (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(2) Amendment to Custodian Contract dated March 31, 1986. (Incorporated by reference to Exhibit 8(a)(3) to
                    Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(3) Amendment to Custodian Contract dated October 1, 1982. (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(4) Amendment to Custodian Contract dated September 16, 1988. (Incorporated by reference to Exhibit 8(a)(5) to
                    Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(5) Amendment to Custodian Contract dated December 13, 1990. (Incorporated by reference to Exhibit 8(a)(6) to
                    Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(5)(a) Fee schedule for Exhibit (g)(5) dated August 1, 1994. (Incorporated by reference to Exhibit 8(a)(7) to
                    Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(6)    Amendment  to  Custodian   Contract  dated  March  1,  1999.
                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

          (g)(6)(a) Form of Fee schedule for Exhibit  (g)(6).  (Incorporated  by
                    reference  to   Post-Effective   Amendment  No.  35  to  the
                    Registration Statement.)

          (g)(7) Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979. (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (g)(8) Subcustodian Agreement between State Street Bank and the Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Exhibit 8(c)(1) to
                    Post-Effective Amendment No. 25 to the Registration Statement.)

(10)      (a)       Mutual  Funds  Multi-Distribution  System  Plan,  Rule 18f-3
                    Plan.   (Incorporated   by   reference   to  Exhibit  18  to
                    Post-Effective   Amendment   No.  29  to  the   Registration
                    Statement.)

          (b) Value Equity Trust Plan with respect to Scudder Select 500 Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000, filed herewith.

(11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(12)                Opinion  of  Willkie   Farr  &  Gallagher  to  be  filed  by
                    post-effective amendment.

(13)      (h)(1)    Transfer Agency and Service Agreement between the Registrant and  Scudder  Service  Corporation  dated  October  2, 1989.
                    (Incorporated   by   reference   to   Exhibit   9(a)(1)   to
                    Post-Effective   Amendment   No.  25  to  the   Registration
                    Statement.)

          (h)(1)(a) Fee schedule for Exhibit (h)(1). (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment No. 25 to the Registration Statement.)

          (h)(1)(b) Form of revised fee schedule for Exhibit (h)(1). (Incorporated by reference to Exhibit 9(a)(3) to
                    Post-Effective Amendment No. 23 to the Registration Statement.)

          (h)(2) Transfer Agency Fee Schedule between the Registrant and Kemper Service Company on behalf of Scudder Value Fund dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)


          (h)(3) Agency Agreement between the Registrant on behalf of Value Fund and Kemper Service Company dated April 16, 1998. (Incorporated by reference to Post-Effective No. 30 to the Registration Statement.)

          (h)(4)    Amendment  No.  1 dated  September  30,  1999 to the  Agency
                    Agreement between the Registrant, on behalf of Value Fund, and Kemper Service Company. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

          (h)(5) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Exhibit 9(b)(3)to Post-Effective Amendment No. 24 to this Registration Statement.)

          (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation, on behalf of Scudder Equity Trust, dated June 8, 1995. (Incorporated by reference to
                    Exhibit 9(c)(1) to Post-Effective Amendment No. 23 to this Registration Statement.)

          (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated October 19, 1994.

                    (Incorporated   by   reference   to   Exhibit   9(e)(1)   to
                    Post-Effective   Amendment   No.  25  to  the   Registration
                    Statement.)

          (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value Fund, and Scudder Fund Accounting Corporation dated October 24, 1994.

                    (Incorporated   by   reference   to   Exhibit   9(e)(2)   to
                    Post-Effective   Amendment   No.  25  to  the   Registration
                    Statement.)

          (h)(10) Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

          (h)(11) Special Servicing Agreement dated November 15, 1996 between Scudder Pathway Series and the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Value Fund.

                    (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (h)(12) Administrative Services Agreement between the Registrant and Kemper Distributors, Inc. dated April 1998.

                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

          (h)(12)(a)Amendment No. 1 dated September 14, 1999 to the Administrative Services Agreement between the Registrant on behalf of Value Fund and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

          (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March 31, 1999.

                    (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

          (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation dated March 31, 1999.

                    (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

          (h)(15) License Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Standard & Poor's Corporation, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

          (h)(16) Research License Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Frank Russell Company dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

(14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration
                    Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(15)                Inapplicable.

(16) Powers of Attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(17)                Revised Form of Proxy filed herein.


Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Value Equity Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                         VALUE EQUITY TRUST

                              By:   /s/   Linda C. Coughlin
                                          Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                        TITLE                    DATE
     ---------                        -----                    ----

/s/ Linda C. Coughlin               President                    March 29, 2000
---------------------
Linda C. Coughlin

/s/ Sheryle J. Bolton*               Trustee                     March 29, 2000
----------------------
Sheryle J. Bolton

/s/ William T. Burgin*               Trustee                     March 29, 2000
----------------------
William T. Burgin

/s/ Keith R. Fox*                    Trustee                     March 29, 2000
-----------------
Keith R. Fox

/s/ William H. Luers*                Trustee                     March 29, 2000
---------------------
William H. Luers

/s/ Kathryn L. Quirk*            Trustee, Vice President         March 29, 2000
---------------------            and Assistant Secretary
Kathryn L. Quirk

/s/ Joan E. Spero*                   Trustee                     March 29, 2000
------------------
Joan E. Spero

/s/ John R. Hebble               Treasurer (Principal            March 29, 2000
------------------               Financial and Accounting
John R. Hebble                   Officer)



*By:     /s/ Sheldon A. Jones      March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.